Quarterly Holdings Report
for

Fidelity® GNMA Fund

October 31, 2020

MOG-QTLY-1220
1.809097.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 97.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 2.2%
12 month U.S. LIBOR + 1.480% 2.476% 7/1/34 (a)(b)	18	18
12 month U.S. LIBOR + 1.490% 3.339% 1/1/35 (a)(b)	88	92
12 month U.S. LIBOR + 1.530% 3.535% 3/1/36 (a)(b)	45	47
12 month U.S. LIBOR + 1.630% 3.045% 3/1/33 (a)(b)	59	62
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (a)(b)	93	98
12 month U.S. LIBOR + 1.660% 2.345% 5/1/35 (a)(b)	154	161
12 month U.S. LIBOR + 1.660% 3.148% 11/1/36 (a)(b)	90	95
12 month U.S. LIBOR + 1.710% 2.671% 8/1/35 (a)(b)	176	185
12 month U.S. LIBOR + 1.890% 3.27% 8/1/35 (a)(b)	94	99
6 month U.S. LIBOR + 1.510% 2.06% 2/1/33 (a)(b)	13	13
6 month U.S. LIBOR + 1.530% 2.41% 12/1/34 (a)(b)	22	23
6 month U.S. LIBOR + 1.530% 2.41% 3/1/35 (a)(b)	26	27
6 month U.S. LIBOR + 1.550% 1.9% 9/1/33 (a)(b)	239	247
6 month U.S. LIBOR + 1.550% 1.977% 10/1/33 (a)(b)	9	10
6 month U.S. LIBOR + 1.560% 2.105% 7/1/35 (a)(b)	15	16
U.S. TREASURY 1 YEAR INDEX + 2.190% 2.843% 7/1/36 (a)(b)	59	61
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.635% 10/1/33 (a)(b)	26	27
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.296% 7/1/34 (a)(b)	390	408
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.979% 9/1/34 (a)(b)	236	248
3% 2/1/33 to 7/1/50	37,826	40,204
3.5% 9/1/34 to 4/1/50	51,439	55,428
8.5% 12/1/27	24	27
9.5% 9/1/30	9	11
		97,607
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (a)(b)	57	59
12 month U.S. LIBOR + 1.600% 2.6% 7/1/35 (a)(b)	48	50
12 month U.S. LIBOR + 1.860% 2.528% 8/1/34 (a)(b)	82	86
12 month U.S. LIBOR + 1.860% 3.614% 4/1/36 (a)(b)	58	62
12 month U.S. LIBOR + 1.960% 2.85% 6/1/33 (a)(b)	339	357
12 month U.S. LIBOR + 2.040% 3.237% 3/1/33 (a)(b)	2	2
6 month U.S. LIBOR + 1.580% 2.705% 12/1/35 (a)(b)	7	7
6 month U.S. LIBOR + 1.840% 2.784% 10/1/36 (a)(b)	232	242
6 month U.S. LIBOR + 1.860% 2.897% 10/1/35 (a)(b)	131	137
U.S. TREASURY 1 YEAR INDEX + 2.030% 3.118% 6/1/33 (a)(b)	172	180
U.S. TREASURY 1 YEAR INDEX + 2.220% 3.576% 12/1/35 (a)(b)	853	892
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.052% 6/1/33 (a)(b)	274	286
U.S. TREASURY 1 YEAR INDEX + 2.420% 3.49% 3/1/35 (a)(b)	593	618
2.5% 7/1/50	14,825	15,683
3% 4/1/34	802	857
3.5% 4/1/50	5,160	5,466
		24,984
Ginnie Mae - 88.3%
3% 5/15/27 to 9/20/50	765,670	809,892
3.7% 10/15/42	6,747	7,298
4% 5/15/44	1,854	2,036
4.5% 7/15/33 to 4/20/47	116,933	131,879
4.75% 7/15/40	860	972
4.875% 9/15/39 to 12/15/39	5,044	5,744
5.09% 4/15/36 to 11/15/36	4,399	5,019
5.15% 2/15/36 to 4/15/36	374	427
5.2% 7/15/36	59	68
5.25% 4/15/36 to 4/15/37	430	490
5.39% 5/15/36	173	198
5.45% 2/15/37	580	672
5.5% 7/20/24 to 2/20/42	6,392	7,401
5.6% 11/15/36	211	246
5.65% 4/15/37	88	102
5.85% 1/15/37	60	70
6.45% 1/15/32 to 8/15/32	195	226
6.5% 7/15/23 to 1/15/39	5,601	6,490
7% to 7% 4/15/22 to 9/20/34	10,942	12,531
7.25% 9/15/27	31	35
7.5% to 7.5% 2/15/22 to 9/20/32	4,131	4,699
8% 12/15/21 to 9/15/31	1,055	1,191
8.5% 9/15/21 to 2/15/31	133	158
9% 2/15/21 to 5/15/30	14	15
2% 11/1/50 (c)	99,000	102,769
2% 11/1/50 (c)	73,900	76,714
2.25% 5/20/50	3,841	4,003
2.375% 5/20/50	1,772	1,850
2.5% 3/15/28 to 5/20/50	70,083	73,674
2.5% 11/1/50 (c)	112,900	118,211
2.5% 11/1/50 (c)	98,900	103,552
2.5% 11/1/50 (c)	64,600	67,639
2.5% 11/1/50 (c)	57,800	60,519
2.5% 11/1/50 (c)	69,200	72,455
2.5% 11/1/50 (c)	9,200	9,633
2.5% 11/1/50 (c)	16,300	17,067
2.5% 12/1/50 (c)	119,700	125,036
2.5% 12/1/50 (c)	96,100	100,384
2.625% 5/20/50	7,192	7,517
2.75% 5/20/50	2,733	2,854
3% 11/1/50 (c)	50,000	52,177
3% 11/1/50 (c)	101,000	105,397
3% 11/1/50 (c)	12,200	12,731
3% 11/1/50 (c)	29,750	31,045
3% 11/1/50 (c)	23,150	24,158
3% 11/1/50 (c)	26,700	27,862
3.25% 2/20/41 to 7/20/46	2,000	2,088
3.375% 5/20/50	1,055	1,108
3.5% to 3.5% 9/15/26 to 5/20/50 (d)(e)(f)(g)	847,989	919,064
3.74% 7/20/42 to 8/20/42	858	938
3.75% 10/20/41 to 7/20/47	24,119	26,051
4% 2/20/33 to 1/20/50	532,982	583,556
4.25% 1/20/46	485	529
5% 6/20/29 to 7/20/48	84,300	94,923
5.35% 4/20/29 to 12/20/30	6,663	7,345
5.75% 9/20/39 to 9/20/40	10,187	11,726
6% to 6% 12/15/23 to 3/15/39	9,599	11,014
7.395% 6/20/25 to 2/20/27	263	291
		3,853,739
Uniform Mortgage Backed Securities - 6.2%
2% 11/1/35 (c)	12,900	13,378
2% 11/1/35 (c)	17,250	17,889
2% 12/1/35 (c)	14,850	15,381
2% 12/1/35 (c)	14,600	15,122
2% 11/1/50 (c)	4,700	4,847
2% 11/1/50 (c)	3,150	3,248
2% 11/1/50 (c)	1,900	1,959
2% 11/1/50 (c)	2,050	2,114
2% 11/1/50 (c)	1,000	1,031
2% 11/1/50 (c)	1,200	1,237
2% 11/1/50 (c)	4,600	4,743
2% 11/1/50 (c)	600	619
2% 11/1/50 (c)	100	103
2% 12/1/50 (c)	1,750	1,800
2% 12/1/50 (c)	1,750	1,800
2% 12/1/50 (c)	3,500	3,601
2% 12/1/50 (c)	2,750	2,829
3% 11/1/50 (c)	22,300	23,305
3% 11/1/50 (c)	27,300	28,531
3% 11/1/50 (c)	10,900	11,391
3% 11/1/50 (c)	16,900	17,662
3% 12/1/50 (c)	16,900	17,666
3.5% 11/1/50 (c)	43,850	46,293
3.5% 11/1/50 (c)	33,350	35,208
		271,757
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,152,482)		4,248,087

Collateralized Mortgage Obligations - 19.4%
U.S. Government Agency - 19.4%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	$584	$622
Series 2016-3 Class IP, 4% 2/25/46 (h)	34,645	5,295
Series 2016-78 Class IO, 3.5% 11/25/46 (h)	9,161	1,219
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.0508% 10/25/47 (a)(h)(i)	32,708	6,066
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (a)(h)	169	34
Series 339 Class 5, 5.5% 7/25/33 (h)	213	40
Series 343 Class 16, 5.5% 5/25/34 (h)	189	31
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	448	538
Series 40 Class K, 6.5% 8/17/24	65	70
sequential payer Series 2204 Class N, 7.5% 12/20/29	789	939
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0516% 8/15/47 (a)(h)(i)	17,891	2,484
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 6.5086% 7/20/41 (a)(h)(i)	12,047	2,906
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5443% 6/16/37 (a)(h)(i)	1,067	258
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 0.8958% 6/16/38 (a)(b)	247	252
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 0.7314% 7/20/38 (a)(b)	694	704
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 0.7958% 10/16/40 (a)(b)	1,425	1,450
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.6961% 3/20/60 (a)(b)(j)	14,660	14,705
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.4761% 7/20/60 (a)(b)(j)	9,499	9,478
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 0.4556% 9/20/60 (a)(b)(j)	11,458	11,425
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 0.4556% 8/20/60 (a)(b)(j)	11,789	11,757
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 0.5356% 12/20/60 (a)(b)(j)	4,064	4,060
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 0.6556% 12/20/60 (a)(b)(j)	5,436	5,447
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 0.6556% 2/20/61 (a)(b)(j)	2,059	2,062
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 0.6456% 2/20/61 (a)(b)(j)	11,426	11,442
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 0.6556% 4/20/61 (a)(b)(j)	4,521	4,531
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 0.6556% 5/20/61 (a)(b)(j)	6,259	6,272
Class FC, 1 month U.S. LIBOR + 0.500% 0.6556% 5/20/61 (a)(b)(j)	5,263	5,274
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 0.6856% 6/20/61 (a)(b)(j)	6,535	6,552
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 0.7556% 10/20/61 (a)(b)(j)	7,419	7,450
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 0.4958% 4/16/42 (a)(b)	495	499
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 0.4458% 6/16/42 (a)(b)	556	558
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 0.8556% 11/20/61 (a)(b)(j)	7,203	7,251
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 0.8556% 1/20/62 (a)(b)(j)	4,749	4,779
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 0.7856% 1/20/62 (a)(b)(j)	6,804	6,838
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 0.7856% 3/20/62 (a)(b)(j)	4,336	4,355
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.8056% 5/20/61 (a)(b)(j)	66	67
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 0.6856% 7/20/60 (a)(b)(j)	131	131
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 0.4356% 5/20/63 (a)(b)(j)	126	125
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 0.3556% 4/20/63 (a)(b)(j)	76	76
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 0.5014% 1/20/46 (a)(b)	1,836	1,841
Series 2019-143 Class CF, 1 month U.S. LIBOR + 0.450% 0.6014% 11/20/49 (a)(b)	65,194	65,639
Series 2019-42 Class FK, 1 month U.S. LIBOR + 0.450% 0.6014% 4/20/49 (a)(b)	10,687	10,775
Series 2019-45 Class KF, 1 month U.S. LIBOR + 0.500% 0.6514% 4/20/49 (a)(b)	44,013	44,408
floater planned amortization class:
Series 2020-18 Class GF, 1 month U.S. LIBOR + 0.450% 0.6014% 2/20/50 (a)(b)	24,616	24,781
Series 2020-76 Class KF, 1 month U.S. LIBOR + 0.400% 0.5514% 5/20/50 (a)(b)	60,752	61,001
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	4,489	5,092
Series 2004-19 Class DP, 5.5% 3/20/34	10	11
Series 2005-24 Class TC, 5.5% 3/20/35	3,239	3,641
Series 2005-57 Class PB, 5.5% 7/20/35	4,928	5,647
Series 2006-50 Class JC, 5% 6/20/36	1,464	1,572
Series 2010-117 Class E, 3% 10/20/39	3,997	4,046
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6972% 12/20/40 (a)(i)	4,536	5,431
Series 2010-160 Class MX, 4.5% 8/20/39	2,611	2,649
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	827	53
Series 2015-24 Class PI, 3.5% 2/20/45 (h)	16,326	2,511
Series 2016-69 Class WA, 3% 2/20/46	2,210	2,343
Series 2017-134 Class BA, 2.5% 11/20/46	822	863
Series 2017-139 Class K, 3% 8/20/47	38,008	39,825
Series 2017-153 Class GA, 3% 9/20/47	6,013	6,341
Series 2017-182 Class KA, 3% 10/20/47	5,521	5,804
Series 2018-13 Class Q, 3% 4/20/47	7,533	7,883
sequential payer:
Series 2002-42 Class ZA, 6% 6/20/32	363	417
Series 2003-75 Class ZA, 5.5% 9/20/33	1,418	1,618
Series 2004-24 Class ZM, 5% 4/20/34	3,056	3,464
Series 2004-46 Class BZ, 6% 6/20/34	1,814	2,157
Series 2004-86 Class G, 6% 10/20/34	6,273	7,810
Series 2005-26 Class ZA, 5.5% 1/20/35	13,428	15,391
Series 2005-28 Class AJ, 5.5% 4/20/35	317	319
Series 2005-47 Class ZY, 6% 6/20/35	9,369	10,830
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,222
Series 2005-82 Class JV, 5% 6/20/35	2,610	2,946
Series 2006-2 Class Z, 5.5% 1/20/36	5,937	6,817
Series 2010-160 Class DY, 4% 12/20/40	29,991	32,989
Series 2010-168 Class BG, 4% 4/20/40	8,819	9,782
Series 2010-170 Class B, 4% 12/20/40	4,740	5,215
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 9.2085% 2/16/41 (a)(i)	10,433	12,488
Series 2011-29 Class BV, 5% 5/20/40	10,483	10,775
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 7.216% 5/16/41 (a)(i)	19,706	22,559
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 0.8056% 11/20/65 (a)(b)(j)	74	74
Series 2017-139 Class BA, 3% 9/20/47	10,756	11,475
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	21,395	22,718
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 6.3543% 5/16/34 (a)(h)(i)	331	70
Class SG, 6.500% - 1 month U.S. LIBOR 6.3486% 3/20/33 (a)(h)(i)	4,904	918
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 7.0543% 8/16/34 (a)(h)(i)	1,883	480
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0543% 8/17/34 (a)(h)(i)	597	151
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 6.6486% 2/20/35 (a)(h)(i)	3,449	760
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,230
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 6.1486% 7/20/34 (a)(h)(i)	3,515	783
Series 2006-13 Class DS, 11.100% - 1 month U.S. LIBOR 10.8729% 3/20/36 (a)(i)	3,559	4,589
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.3255% 6/16/37 (a)(i)	972	1,870
Series 2009-13 Class E, 4.5% 3/16/39	2,934	3,160
Series 2009-42 Class AY, 5% 6/16/37	1,975	2,220
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8043% 2/16/40 (a)(h)(i)	2,485	463
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.4761% 5/20/60 (a)(b)(j)	6,172	6,159
Series 2011-52 Class HI, 7% 4/16/41 (h)	475	96
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 5.8486% 4/20/41 (a)(h)(i)	6,189	1,206
Series 2012-103 Class IL, 3% 8/20/27 (h)	19,335	1,225
Series 2012-64 Class KI, 3.5% 11/20/36 (h)	343	3
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 5.8986% 6/20/42 (a)(h)(i)	10,672	2,367
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5543% 6/16/42 (a)(h)(i)	1,686	392
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.4648% 4/20/39 (a)(i)	479	503
Class ST, 8.800% - 1 month U.S. LIBOR 8.5982% 8/20/39 (a)(i)	1,820	1,876
Series 2013-149 Class MA, 2.5% 5/20/40	32,504	33,853
Series 2013-182 Class IQ, 4.5% 12/16/43 (h)	5,465	952
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 9.1972% 3/20/41 (a)(i)	25,343	30,134
Series 2014-133 Class IB, 5% 9/20/44 (h)	5,323	955
Series 2014-146 Class EI, 5% 10/20/44 (h)	10,111	1,819
Series 2014-154 Class IO, 5% 10/20/44 (h)	2,056	368
Series 2014-158 Class ID, 5% 10/20/44 (h)	8,610	1,629
Series 2014-178 Class IO, 5% 11/20/44 (h)	12,622	2,268
Series 2014-2 Class BA, 3% 1/20/44	6,291	6,761
Series 2014-21 Class HA, 3% 2/20/44	2,621	2,779
Series 2014-25 Class HC, 3% 2/20/44	4,118	4,456
Series 2014-5 Class A, 3% 1/20/44	3,754	4,014
Series 2015-117 Class KI, 5% 8/20/45 (h)	12,422	2,236
Series 2015-14 Class IO, 5% 10/20/44 (h)	14,067	2,534
Series 2015-79 Class IC, 5% 5/20/45 (h)	6,632	1,202
Series 2015-H21:
Class HZ, 4.3164% 6/20/63 (a)(j)	3,786	3,922
Class JZ, 4.111% 6/20/65 (a)(j)	1,261	1,317
Series 2016-146 Class AL, 5.8356% 5/20/40 (a)	3,527	4,149
Series 2016-17 Class A, 3% 2/16/46	23,141	24,873
Series 2016-171 Class BI, 5% 10/20/44 (h)	12,333	2,211
Series 2017-186 Class HK, 3% 11/16/45	12,187	13,026
Series 2017-75 Class PT, 5.7245% 4/20/47 (a)	16,067	18,855
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.48% 8/20/66 (a)(b)(j)	19,204	19,016
		845,115
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $823,026)		845,115

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (a)(h)	771	0
Series 2001-12 Class X, 0.643% 7/16/40 (a)(h)	111	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.7837% 9/16/42 (a)(h)	2,475	12
Series 2002-62 Class IO, 1.084% 8/16/42 (a)(h)	1,712	3
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,211)		15
	Shares	Value (000s)

Money Market Funds - 13.9%
Fidelity Cash Central Fund 0.10% (k)
(Cost $606,980)	606,858,548	606,980

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	50,700	$592
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	585
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	99

TOTAL PUT OPTIONS			1,276

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	50,700	1,939
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	2,015
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	1,238

TOTAL CALL OPTIONS			5,192

TOTAL PURCHASED SWAPTIONS
(Cost $6,940)			6,468
TOTAL INVESTMENT IN SECURITIES - 130.8%
(Cost $5,595,639)			5,706,665
NET OTHER ASSETS (LIABILITIES) - (30.8)%			(1,342,842)
NET ASSETS - 100%			$4,363,823

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 11/1/50	$(59,400)	$(61,662)
2% 11/1/50	(29,200)	(30,312)
2.5% 11/1/50	(119,700)	(125,330)
2.5% 11/1/50	(96,100)	(100,620)
3% 11/1/50	(36,900)	(38,506)
3% 11/1/50	(27,100)	(28,280)

TOTAL GINNIE MAE		(384,710)

Uniform Mortgage Backed Securities
2% 11/1/35	(14,600)	(15,141)
2% 11/1/50	(3,500)	(3,609)
2% 11/1/50	(1,750)	(1,805)
2% 11/1/50	(1,750)	(1,805)
2% 11/1/50	(2,750)	(2,836)
2% 11/1/50	(4,250)	(4,383)
2% 11/1/50	(4,600)	(4,743)
2% 11/1/50	(600)	(619)
2% 11/1/50	(100)	(103)
2% 12/1/50	(9,750)	(10,031)
2.5% 12/1/50	(14,800)	(15,395)
3% 11/1/50	(60,500)	(63,227)
3% 11/1/50	(16,900)	(17,662)
3% 12/1/50	(16,900)	(17,666)
3.5% 11/1/50	(24,200)	(25,548)
3.5% 11/1/50	(27,050)	(28,557)
3.5% 11/1/50	(25,950)	(27,396)
3.5% 12/1/50	(43,850)	(46,313)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(286,839)

TOTAL TBA SALE COMMITMENTS
(Proceeds $671,098)		$(671,549)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	58,000	$(841)
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	58,000	(2,069)
TOTAL WRITTEN SWAPTIONS			$(2,910)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	141	Dec. 2020	$17,710	$(62)	$(62)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4,500	Dec. 2020	621,984	5,553	5,553
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,208	Dec. 2020	266,779	66	66
CBOT Long Term U.S. Treasury Bond Contracts (United States)	183	Dec. 2020	31,562	908	908
TOTAL SOLD					6,527
TOTAL FUTURES CONTRACTS					$6,465

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 21.1%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
0.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2023	$126,295	$(102)	$0	$(102)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2026	49,866	(343)	0	(343)
0.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2028	3,848	(49)	0	(49)
0.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2031	7,790	(96)	0	(96)
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Mar. 2051	4,835	(166)	0	(166)

TOTAL INTEREST RATE SWAPS							$(756)	$0	$(756)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,324,000.

 (e) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $544,000.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,769,000.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $798,000.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$219
Total	$219

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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